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T. ROWE PRICE
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NO-LOAD VARIABLE ANNUITY
AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

Supplement Dated September 2, 1998, to Prospectus Dated May 1, 1998
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ISSUED BY:

First Security Benefit Life Insurance
and Annuity Company of New York
70 West Red Oak Lane, 4th Floor
White Plains, New York 10604
1-914-697-4748


The following paragraph replaces the second paragraph of the Section "First Security Benefit Life Insurance and Annuity Company of New York" found on page 14:

   On July 31, 1998, Security Benefit Life Insurance Company ("SBL"), the Company's parent company, converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security
   Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests in SBL of persons who were contractowners of SBL as of July 31, 1998, became membership interests in Security Benefit Mutual Holding Company upon conversion, and persons who acquire policies from SBL after that date automatically become members in the mutual holding company.